UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Semiannual Report February 28, 2007

EATON VANCE
TAX-
ADVANTAGED
DIVIDEND
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%
Security	Shares	Value
Aerospace & Defense — 0.7%
Honeywell International, Inc.	300,000	$13,932,000
		$13,932,000
Auto Components — 0.7%
Johnson Controls, Inc.	159,300	$14,942,340
		$14,942,340
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	196,000	$39,513,600
		$39,513,600
Chemicals — 0.4%
Scotts Miracle-Gro Co.	211,000	$9,307,210
		$9,307,210
Commercial Banks — 16.4%
Allied Irish Banks PLC(1)	332,000	$9,714,939
Anglo Irish Bank Corp. PLC(1)	554,000	11,718,023
Bank of Ireland(1)	771,700	17,530,778
Bank of Nova Scotia(1)	206,600	8,985,034
Barclays PLC(1)	2,792,028	40,395,995
BNP Paribas SA(1)	376,000	39,137,019
Canadian Imperial Bank of Commerce(1)	200,000	17,169,417
HBOS PLC(1)	313,500	6,620,467
KBC Groep NV(1)	87,300	10,587,578
Lloyds TSB Group PLC(1)	4,181,765	46,934,351
Royal Bank of Scotland Group PLC(1)	500,000	19,614,676
Societe Generale(1)	213,540	35,846,286
UniCredito Italiano SPA(1)	3,671,000	33,841,799
Wachovia Corp.	900,000	49,833,000
		$347,929,362
Commercial Services & Supplies — 1.1%
Biffa PLC(1)(2)	1,000,000	$6,364,288
R.R. Donnelley & Sons Co.	450,000	16,281,000
		$22,645,288
Communications Equipment — 0.8%
Nokia Oyj ADR	750,000	$16,372,500
		$16,372,500

Security	Shares	Value
Diversified Financial Services — 4.7%
Bank of America Corp.	771,300	$39,236,031
Citigroup, Inc.	949,630	47,861,352
JPMorgan Chase & Co.	256,400	12,666,160
		$99,763,543
Diversified Telecommunication Services — 8.7%
AT&T, Inc.	2,228,750	$82,018,000
BT Group PLC(1)	6,250,000	36,147,870
Embarq Corp.	45,000	2,490,750
Telefonos de Mexico SA de CV ADR	1,700,000	49,368,000
Telenor ASA(1)	756,900	13,982,555
Windstream Corp.	51,696	778,025
		$184,785,200
Electric Utilities — 12.6%
E. ON AG(1)	500,000	$65,425,104
Edison International	1,500,000	70,380,000
Entergy Corp.	50,000	4,935,000
Exelon Corp.	75,000	4,944,750
FirstEnergy Corp.	350,000	21,899,500
Fortum Oyj(1)	1,200,000	33,078,985
FPL Group, Inc.	400,000	23,628,000
Scottish Power PLC(1)	2,936,508	43,897,405
		$268,188,744
Electrical Equipment — 1.6%
Cooper Industries, Ltd., Class A(1)	225,000	$20,641,500
Emerson Electric Co.	300,000	12,927,000
		$33,568,500
Energy Equipment & Services — 2.0%
Diamond Offshore Drilling, Inc.	539,059	$41,949,571
		$41,949,571
Health Care Providers & Services — 2.0%
Health Management Associates, Inc.	2,171,000	$43,333,160
		$43,333,160
Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC(1)	2,550,000	15,092,759
Starwood Hotels & Resorts Worldwide, Inc.	130,000	8,554,000
		$23,646,759

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 1.8%
D.R. Horton, Inc.	608,000	$15,424,960
Stanley Works (The)	400,000	22,228,000
		$37,652,960
Household Products — 0.4%
Kimberly-Clark Corp.	135,000	$9,194,850
		$9,194,850
Industrial Conglomerates — 3.3%
General Electric Co.	777,100	$27,136,332
Siemens AG(1)	410,000	43,223,647
		$70,359,979
Insurance — 0.8%
Fidelity National Title Group, Inc., Class A	100,000	$2,400,000
Lincoln National Corp.	222,430	15,158,604
		$17,558,604
Machinery — 1.1%
Caterpillar, Inc.	350,000	$22,547,000
		$22,547,000
Metals & Mining — 6.1%
Alcan, Inc.(1)	231,000	$12,007,380
Cia Vale do Rio Doce ADR	975,000	33,267,000
Phelps Dodge Corp.	244,600	30,552,986
ThyssenKrupp AG(1)	1,020,000	49,903,204
Worthington Industries, Inc.	250,000	4,980,000
		$130,710,570
Multi-Utilities — 6.3%
National Grid PLC(1)	1,487,431	$22,240,874
RWE AG(1)	800,000	81,430,048
Sempra Energy	500,000	30,025,000
		$133,695,922
Oil, Gas & Consumable Fuels — 13.6%
BP PLC ADR	740,000	$45,613,600
Chevron Corp.	900,000	61,749,000
ConocoPhillips	720,000	47,102,400
Husky Energy, Inc.(1)	386,000	24,986,056

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	757,500	$68,735,550
Neste Oil Oyj(1)	300,000	9,625,155
Peabody Energy Corp.	500,000	20,200,000
Statoil ASA(1)	475,000	12,098,299
		$290,110,060
Pharmaceuticals — 1.0%
Wyeth	438,000	$21,426,960
		$21,426,960
Real Estate Investment Trusts (REITs) — 1.6%
Boston Properties, Inc.	261,600	$31,418,160
Host Hotels & Resorts, Inc.	79,586	2,091,520
		$33,509,680
Specialty Retail — 0.7%
Limited, Inc. (The)	500,000	$13,840,000
		$13,840,000
Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	275,000	$21,947,750
		$21,947,750
Thrifts & Mortgage Finance — 1.2%
Washington Mutual, Inc.	600,000	$25,848,000
		$25,848,000
Tobacco — 6.0%
Altria Group, Inc.	900,000	$75,852,000
Imperial Tobacco Group PLC(1)	1,255,000	52,143,393
		$127,995,393
Water Utilities — 0.8%
Severn Trent PLC(1)	666,666	$17,965,844
		$17,965,844
Wireless Telecommunication Services — 0.8%
Sprint Nextel Corp.	900,000	$17,352,000
		$17,352,000
Total Common Stocks (identified cost $1,420,712,119)		$2,151,593,349

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 29.9%
Security	Shares	Value
Auto Components — 0.7%
Porsche International Finance PLC, 7.20%(1)(3)	145,000	$14,940,989
		$14,940,989
Capital Markets — 0.8%
UBS Preferred Funding Trust I, 8.622%(1)(3)(4)	150,000	$17,204,775
		$17,204,775
Commercial Banks — 10.4%
Abbey National Capital Trust I, 8.963%(1)(3)(4)	100,000	$13,813,490
ABN AMRO North America Capital Funding Trust, 6.968%(1)(4)(5)	1,250	1,315,625
Barclays Bank PLC, 6.86%(1)(3)(4)(5)	35,000	3,920,892
Barclays Bank PLC, 8.55%(1)(3)(4)(5)	141,000	16,095,051
BNP Paribas Capital Trust, 9.003%(1)(3)(4)(5)	53,950	6,118,971
CA Preferred Fund Trust II, 7.00%(1)(3)	50,000	5,118,905
CA Preferred Fund Trust, 7.00%(1)(3)	255,000	26,006,456
Cobank, ABC, 7.00%(5)	400,000	21,152,800
DB Capital Funding VIII, 6.375%	380,000	9,804,000
Den Norske Bank, 7.729%(1)(3)(4)(5)	160,000	17,664,448
First Republic Bank, 6.70%	576,700	15,109,540
First Tennessee Bank, 6.17%(4)(5)	2,775	2,894,672
HSBC Capital Funding LP, 10.176%(1)(3)(4)(5)	17,500	2,649,939
HSBC Capital Funding LP, 9.547%(1)(3)(4)(5)	135,000	15,424,169
Lloyds TSB Bank PLC, 6.90%(1)(3)	110,000	11,071,456
Royal Bank of Scotland Group PLC, 9.118%(1)(3)	256,250	29,384,956
S Finance Preferred UNIP, 6.80%(1)(5)	150,000	3,778,125
Santander Finance UNIP, 6.5%(1)(5)	135,000	3,438,288
Standard Chartered PLC, 6.409%(1)(3)(4)(5)	75,000	7,618,463
US Bancorp, Series B, 5.96%(4)	285,000	7,581,000
		$219,961,246
Diversified Financial Services — 1.3%
Bank of America Corp., Series D, 6.204%	400,000	$10,660,000
ING Groep NV, 6.125%(1)	225,000	5,643,000
ING Groep NV, 7.20%(1)	473,155	12,003,942
		$28,306,942
Electric Utilities — 0.2%
Interstate Power & Light Co., 7.10%	181,400	$4,963,104
		$4,963,104

Security	Shares	Value
Food Products — 0.9%
Dairy Farmers of America, 7.875%(5)	143,500	$14,964,367
Ocean Spray Cranberries, Inc., 6.25%(5)	47,500	3,881,643
		$18,846,010
Gas Utilities — 1.2%
Southern Union Co., 7.55%	965,000	$25,109,300
		$25,109,300
Insurance — 6.5%
Aegon NV, 6.50%(1)	100,000	$2,545,000
Arch Capital Group, Ltd., 7.875%(1)	60,500	1,582,680
Arch Capital Group, Ltd., 8.00%(1)	424,500	11,274,720
AXA SA, 6.463%(1)(3)(5)	40,000	4,036,716
AXA, 7.1%(1)(3)	200,000	20,492,280
Endurance Specialty Holdings, Ltd., 7.75%(1)	402,500	10,605,875
ING Capital Funding Trust III, 8.439%(1)(3)(4)	105,750	11,884,597
MetLife, Inc., 6.50%	289,000	7,667,170
PartnerRe, Ltd., 6.50%(1)	200,000	5,050,000
Prudential PLC, 6.50%(1)(3)	240,000	24,467,808
Ram Holdings, Ltd., 7.5%(1)(4)(5)	13,000	13,435,500
RenaissanceRe Holdings, Ltd., 6.08%(1)	259,100	6,254,674
Zurich Regcaps Fund Trust I, 6.58%(1)(4)(5)	6,000	6,108,750
Zurich Regcaps Fund Trust VI, 6.07%(1)(4)(5)	12,500	12,792,969
		$138,198,739
Real Estate Investment Trusts (REITs) — 7.8%
AMB Property Corp., 6.75%	426,000	$10,671,300
Colonial Properties Trust, 8.125%	577,000	14,823,130
Developers Diversified Realty Corp., 7.375%	160,000	4,092,800
Developers Diversified Realty Corp., 8.00%	250,000	6,337,500
Health Care REIT, Inc., 7.875%	170,100	4,397,085
Prologis Trust, 6.75%	1,500,000	38,130,000
PS Business Parks, Inc., 6.70%	400,000	9,880,000
PS Business Parks, Inc., 7.95%	400,000	10,520,000
Public Storage, Inc., 6.85%	1,000,000	25,093,800
Regency Centers Corp., 7.45%	45,000	1,144,800
Vornado Realty Trust, 7.00%	1,600,000	40,350,080
		$165,440,495

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp., Series S, 5.86375%(4)	47,500	$2,517,500
		$2,517,500
Total Preferred Stocks (identified cost $633,046,574)		$635,489,100
Other Issues — 0.0%
Security	Shares	Value
Scottish Power PLC, Deferred Shares (1)(2)(3)	1,366,666	$0
Total Other Issues (identified cost, $0)		$0
Short-Term Investments — 0.9%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.69%(6)	20,085	$20,084,908
Total Short-Term Investments (at amortized cost, $20,084,908)		$20,084,908
Total Investments — 132.0% (identified cost $2,073,843,601)		$2,807,167,357
Other Assets, Less Liabilities — 0.9%		$19,142,215
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (32.9)%		$(700,356,861)
Net Assets Applicable to Common Shares — 100.0%		$2,125,952,711

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Variable rate security. The stated interest rate represents the rate in effect at February 28, 2007.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $157,291,388 or 7.4% of the net assets.

(6)  Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of February 28, 2007.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	57.2%	$1,605,073,120
United Kingdom	15.4	431,864,147
Germany	8.5	239,982,003
France	4.9	136,756,632
Bermuda	2.4	68,844,949
Canada	2.2	63,147,887
Ireland	1.9	53,904,728
Norway	1.6	43,745,302
Finland	1.5	42,704,140
Switzerland	1.3	36,106,494
Italy	1.2	33,841,799
Netherlands	1.2	33,392,165
Belgium	0.4	10,587,578
Spain	0.3	7,216,413
Total	100%	$2,807,167,357

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2007

Assets
Unaffiliated Investments, at value (identified cost, $2,053,758,693)	$2,787,082,449
Affiliated Investment, at value (identified cost, $20,084,908)	20,084,908
Receivable for investments sold	11,116,294
Dividends and interest receivable	9,478,762
Prepaid expenses	87,303
Tax reclaim receivable	263,004
Total assets	$2,828,112,720
Liabilities
Payable to affiliate for investment adviser fee	$1,433,991
Other accrued expenses	369,157
Total liabilities	$1,803,148
Auction preferred shares (28,000 shares outstanding) at liquidation value plus cumulative unpaid dividends	$700,356,861
Net assets applicable to common shares	$2,125,952,711
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 72,835,900 shares issued and outstanding	$728,359
Additional paid-in capital	1,382,213,413
Accumulated undistributed net realized gain (computed on the basis of identified cost)	8,947,041
Accumulated undistributed net investment income	736,063
Net unrealized appreciation (computed on the basis of identified cost)	733,327,835
Net assets applicable to common shares	$2,125,952,711
Net Asset Value Per Common Share
($2,125,952,711 ÷ 72,835,900 common shares issued and outstanding)	$29.19

Statement of Operations

For the Six Months Ended
February 28, 2007

Investment Income
Dividends (net of foreign taxes, $565,933)	$55,984,482
Interest	200,323
Interest income allocated from affiliated investment	335,651
Expense allocated from affiliated investment	(31,882)
Total investment income	$56,488,574
Expenses
Investment adviser fee	$11,655,898
Trustees' fees and expenses	14,480
Preferred shares remarketing agent fee	867,808
Custodian fee	280,838
Printing and postage	96,290
Legal and accounting services	60,896
Transfer and dividend disbursing agent fees	32,622
Miscellaneous	78,657
Total expenses	$13,087,489
Deduct — Reduction of custodian fee	$1,723
Reduction of investment adviser fee	2,749,899
Total expense reductions	$2,751,622
Net expenses	$10,335,867
Net investment income	$46,152,707
Realized and Unrealized Gain (Loss)
Net realized gain — Investment transactions (identified cost basis)	$45,278,469
Foreign currency transactions	26,902
Net realized gain	$45,305,371
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$147,946,122
Foreign currency	(6,297)
Net change in unrealized appreciation (depreciation)	$147,939,825
Net realized and unrealized gain	$193,245,196
Distributions to preferred shareholders from net investment income	$(15,636,323)
Net increase in net assets from operations	$223,761,580

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
From operations — Net investment income	$46,152,707	$154,260,675
Net realized gain (loss) from investment transactions and foreign currency transactions	45,305,371	(29,853,419)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	147,939,825	167,435,531
Distributions to preferred shareholders from net investment income	(15,636,323)	(28,675,922)
Net increase in net assets from operations	$223,761,580	$263,166,865
Distributions to common shareholders — From net investment income	$(57,904,541)	$(113,893,498)
Total distributions to common shareholders	$(57,904,541)	$(113,893,498)
Net increase in net assets	$165,857,039	$149,273,367
Net Assets Applicable to Common Shares
At beginning of period	$1,960,095,672	$1,810,822,305
At end of period	$2,125,952,711	$1,960,095,672
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$736,063	$28,124,220

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended February 28, 2007		Year Ended August 31,				Period Ended
	(Unaudited)		2006		2005		August 31, 2004(1)
Net asset value — Beginning of period (Common shares)	$26.910		$24.860		$21.140		$19.100	(2)
Income (loss) from operations
Net investment income(3)	$0.634		$2.118		$1.757		$1.314
Net realized and unrealized gain	2.656		1.890		3.550		2.009
Distributions to preferred shareholders from net investment income	(0.215)		(0.394)		(0.239)		(0.093)
Total income from operations	$3.075		$3.614		$5.068		$3.230
Less distributions to common shareholders
From net investment income	$(0.795)		$(1.564)		$(1.348)		$(1.075)
Total distributions to common shareholders	$(0.795)		$(1.564)		$(1.348)		$(1.075)
Preferred and Common shares offering costs charged to paid-in capital(3)	$—		$—		$—		$(0.018)
Preferred Shares underwriting discounts(3)	$—		$—		$—		$(0.097)
Net asset value — End of period (Common shares)	$29.190		$26.910		$24.860		$21.140
Market value — End of period (Common shares)	$26.590		$25.550		$21.690		$19.120
Total Investment Return on Net Asset Value	11.76	%(4)	15.66	%(4)	26.05	%(4)	16.84	%(5)
Total Investment Return on Market Value	7.22	%(4)	25.88	%(4)	21.59	%(4)	5.67	%(5)

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended February 28, 2007		Year Ended August 31,		Period Ended
	(Unaudited)		2006	2005	August 31, 2004(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$2,125,953		$1,960,096	$1,810,822	$1,539,617
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.01	%(7)	1.04%	1.08%	1.07	%(7)
Expenses after custodian fee reduction(6)	1.01	%(7)	—	1.08%	—
Net investment income(6)	4.49	%(7)	8.28%	7.55%	6.97	%(7)
Portfolio Turnover	18%		67%	54%	87%
† The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
Expenses before custodian fee reduction(6)	0.75	%(7)	0.76%	0.77%	0.78	%(7)
Expenses after custodian fee reduction(6)	0.75	%(7)	—	0.77%	—
Net investment income	3.36	%(7)	6.02%	5.34%	5.07	%(7)
Senior Securities:
Total preferred shares outstanding	28,000		28,000	28,000	28,000
Asset coverage per preferred share(8)	$100,946		$95,030	$89,681	$79,989
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  For the period from the start of business, September 30, 2003, to August 31, 2004.

(2)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.00 offering price.

(3)  Computed using average common shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1   Significant Accounting Policies

Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 10, 2003. The Fund's investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio's security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2006, the Fund, for federal

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

income tax purposes, had a capital loss carryforward of $27,864,084, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire August 31, 2014 ($19,534,062), August 31, 2013 ($4,941,063) and August 31, 2012 ($3,388,959). The Fund had net capital losses of $7,577,146 attributable to investment transactions incurred after October 31, 2005. These capital losses are treated as arising on the first day of the Fund's taxable year ending August 31, 2007.

D  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

E  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

G  Swap Agreements — The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions, to change the duration of the overall portfolio, to mitigate non-payment or default risk, or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or swapped between the parties, which returns are calculated with respect to a notional amount (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). The Fund will enter into swaps on a net basis. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. The Fund is exposed to credit loss in the event of non-performance by the counterparty. These instruments are traded in the over-the-counter market. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

fluctuations in foreign currency exchange rates is not separately disclosed.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Expense Reduction — Investors Bank & Trust company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

M  Interim Financial Statements — The interim financial statements relating to February 28, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Auction Preferred Shares

The Fund issued 4,000 shares of Auction Preferred Shares (APS) Series A, 4,000 shares of APS Series B, 4,000 shares of APS Series C, 4,000 shares of APS Series D, 4,000 shares of APS Series E, 4,000 shares of APS Series F and 4,000 shares of APS Series G on December 10, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends of the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset by an auction based on the dividend period of each Series. Rates are reset weekly for Series A, Series B, Series C and Series D, approximately monthly for Series E and Series F, and approximately bi-monthly for Series G. Dividends are generally paid on the day following the end of the dividend period for Series A, Series B, Series C, Series D, Series E and Series F. Series G pays accumulated dividends on the first business day of each month and on the day following the end of the dividend period.

Dividend rate ranges for the six months ended February 28, 2007 are as indicated below:

Series	Dividend Rate Ranges
Series A	3.97% – 4.75%
Series B	3.25% – 4.65%
Series C	3.60% – 4.65%
Series D	4.00% – 4.70%
Series E	4.375% – 4.75%
Series F	4.37% – 4.90%
Series G	4.40% – 4.55%

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

  3  Distribution to Shareholders

The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The applicable dividend rates for APS on February 28, 2007 are listed below. For the six months ended February 28, 2007, the amount of dividends each Series paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Series	APS Dividend Rates as of February 28, 2007	Dividends Paid to Preferred Shareholders for the six months ended February 28, 2007	Average APS Dividend Rates for the six months ended February 28, 2007
Series A	4.200%	$2,181,377	4.399%
Series B	3.900%	$2,141,980	4.319%
Series C	3.940%	$2,191,187	4.419%
Series D	4.160%	$2,219,969	4.477%
Series E	4.400%	$2,306,502	4.651%
Series F	4.450%	$2,344,428	4.728%
Series G	4.400%	$2,250,880	4.539%

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.85% annually of average daily gross assets of the Fund. EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

The adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of the average daily gross assets for the first five years of the Fund's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the six months ended February 28, 2007, the investment adviser waived $2,749,899 of its advisory fee. In addition, the investment adviser fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fee paid by Cash Management, an affiliated investment company managed by BMR. The Fund's allocated portion of the advisory fee paid by Cash Management totaled $31,173 and the advisory fee incurred directly by the Fund amounted to $11,655,898 for the six months ended February 28, 2007. For the six months ended February 28, 2007, the effective fee rate (annualized) of investment advisory fee paid or accrued on a direct and indirect basis by the Fund based on average gross assets, was 0.65%.

Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $499,055,555 and $538,897,794, respectively, for the six months ended February 28, 2007.

  6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at February 28, 2007, as determined on a Federal income tax basis, were as follows:

Aggregate cost	$2,073,843,601
Gross unrealized appreciation	$752,651,397
Gross unrealized depreciation	(19,327,641)
Net unrealized appreciation	$733,323,756

The net unrealized appreciation on foreign currency at February 28, 2007 was $4,079.

Eaton Vance Tax-Advantaged Dividend Income Fund as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  7  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. There were no transactions in common shares for the six months ended February 28, 2007 and for the year ended August 31, 2006.

  8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

  9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at February 28, 2007.

  10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Tax-Advantaged Dividend Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Tax-Advantaged Dividend Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Tax-Advantaged Dividend Income Fund
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of February 28, 2007, our records indicate that there are 126 registered shareholders and approximately 51,629 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange Symbol

The New York Stock Exchange Symbol is EVT.

Eaton Vance Tax-Advantaged Dividend Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Chief Executive Officer
James B. Hawkes
Vice President and Trustee
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Judith A Saryan
Vice President
Barbara E. Campbell
Treasurer and Principal Financial
Accounting Officer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Tax-Advantaged Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Tax-Advantaged Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

2004-4/07  CE-TADISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                       Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)                   Treasurer’s Section 302 certification.

(a)(2)(ii)                  President’s Section 302 certification.

(b)                           Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 12, 2007

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	April 12, 2007